Restatement of Previously Issued Financial Statements to Reflect Derivative Accounting - Balance sheet (Details) - USD ($)	1 Months Ended	3 Months Ended													6 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2018	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Oct. 14, 2020
Balance Sheet
Warrant derivative liability		$ 74,840,000		$ 55,720,000											$ 74,840,000			$ 55,720,000
Total liabilities		92,453,018		73,347,450											92,453,018			73,347,450
Class A common stock subject to possible redemption, 43,355,173 and 42,278,793 shares, respectively, at redemption value of $10.00		500,000,000		422,854,408											500,000,000			422,854,408
Additional paid-in capital				33,888,383				$ 306										33,888,383	$ 306
STATEMENTS OF OPERATIONS
General and administrative expenses		481,780		1,279,019											990,698		$ 0	1,279,019	0
Change in fair value of warrant derivative liability		(30,330,000)													(19,120,000)		0	(27,690,000)	0
Total other income (expense)		(30,317,380)													(19,088,463)		0	(27,611,376)	0
Net loss - basic and diluted	$ 0	$ (30,799,160)	$ 10,719,999	$ (28,890,395)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (20,079,161)		$ 0	$ (28,890,395)	$ 0
Basic and diluted loss available to common shares	$ 0	$ (1.82)		$ (1.63)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (1.09)	$ 0	$ 0	$ (2.99)	$ 0
STATEMENTS OF CASH FLOWS
Net loss - basic and diluted	$ 0	$ (30,799,160)	$ 10,719,999	$ (28,890,395)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (20,079,161)		$ 0	$ (28,890,395)	$ 0
Change in fair value of warrant derivative liability		(30,330,000)													(19,120,000)		$ 0	(27,690,000)	$ 0
Net cash used in operating activities															(1,031,724)			(1,257,407)
Payment for underwriting discounts																		8,953,885
Net cash provided by financing activites																		502,274,813
Restatement of warrants as derivative liabilities
Balance Sheet
Warrant derivative liability				55,720,000														55,720,000		$ 28,030,000
Total liabilities				73,347,450														73,347,450		47,122,923
Additional paid-in capital				33,888,383														33,888,383		6,048,706
STATEMENTS OF OPERATIONS
General and administrative expenses																		1,279,019
Change in fair value of warrant derivative liability																		(27,690,000)
Total other income (expense)																		27,611,376
Net loss - basic and diluted																		$ 28,890,395
Basic and diluted loss available to common shares																		$ (2.99)
STATEMENTS OF CASH FLOWS
Net loss - basic and diluted																		$ 28,890,395
Change in fair value of warrant derivative liability																		(27,690,000)
Net cash used in operating activities																		(1,257,407)
Payment for underwriting discounts																		8,953,885
Net cash provided by financing activites																		502,274,813
As previously reported
Balance Sheet
Total liabilities				17,627,450														17,627,450		19,092,923
Additional paid-in capital				5,152,825														5,152,825		5,002,872
STATEMENTS OF OPERATIONS
General and administrative expenses																		232,904
Total other income (expense)																		(78,624)
Net loss - basic and diluted																		$ 154,280
Basic and diluted loss available to common shares																		$ (0.02)
STATEMENTS OF CASH FLOWS
Net loss - basic and diluted																		$ 154,280
Net cash used in operating activities																		(211,292)
Payment for underwriting discounts																		10,000,000
Net cash provided by financing activites																		501,228,698
Adjustment
Balance Sheet
Warrant derivative liability				55,720,000														55,720,000		28,030,000
Total liabilities				55,720,000														55,720,000		28,030,000
Additional paid-in capital				28,735,558														28,735,558		1,045,834
STATEMENTS OF OPERATIONS
General and administrative expenses																		1,046,115
Change in fair value of warrant derivative liability																		(27,690,000)
Total other income (expense)																		27,690,000
Net loss - basic and diluted																		$ 28,736,115
Basic and diluted loss available to common shares																		$ (2.97)
STATEMENTS OF CASH FLOWS
Net loss - basic and diluted																		$ 28,736,115
Change in fair value of warrant derivative liability																		(27,690,000)
Net cash used in operating activities																		(1,046,115)
Payment for underwriting discounts																		(1,046,115)
Net cash provided by financing activites																		1,046,115
Adjustment | Restatement of warrants as derivative liabilities
STATEMENTS OF OPERATIONS
Change in fair value of warrant derivative liability																		27,690,000
STATEMENTS OF CASH FLOWS
Change in fair value of warrant derivative liability																		27,690,000
Class A common stock
Balance Sheet
Common stock				772														772
Accumulated deficit		$ (92,225,993)		(28,890,395)											$ (92,225,993)			(28,890,395)
Class A common stock | Restatement of warrants as derivative liabilities
Balance Sheet
Class A common stock subject to possible redemption, 43,355,173 and 42,278,793 shares, respectively, at redemption value of $10.00				422,854,408														422,854,408		449,844,167
Common stock				772														772		502
Accumulated deficit				(28,890,395)														(28,890,395)		(1,048,566)
Class A common stock | As previously reported
Balance Sheet
Class A common stock subject to possible redemption, 43,355,173 and 42,278,793 shares, respectively, at redemption value of $10.00				478,574,408														478,574,408		477,874,167
Common stock				215														215		221
Accumulated deficit				(154,280)														(154,280)		(2,451)
Class A common stock | Adjustment
Balance Sheet
Class A common stock subject to possible redemption, 43,355,173 and 42,278,793 shares, respectively, at redemption value of $10.00				(55,720,000)														(55,720,000)		(28,030,000)
Common stock				557														557		281
Accumulated deficit				$ (28,736,115)														$ (28,736,115)		$ (1,046,115)